Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Dividends	Total Payments
Total	$ 10,643,948	$ 7,614,572	$ 0	$ 18,258,520
Blanket Mine [Member]
Total	9,575,226	7,317,339	$ 0	16,892,565
Caledonia Holding Zimbabwe [Member]
Total	600,000	$ 297,233		897,233
Bilboes Holdings [Member]
Total	239,258			239,258
Caledonia Mining South Africa [Member]
Total	$ 229,464			$ 229,464